Financial risk review - Schedule of Concentrations of Credit Risk by Rating and Country (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Loans at amortized cost
Financial Risk
Total	$ 7,195,567	$ 6,763,020
Loan commitments and financial guarantee contracts
Financial Risk
Total	1,325,134	942,719
Argentina | Loans at amortized cost
Financial Risk
Total	52,264	55,598
Argentina | Loan commitments and financial guarantee contracts
Financial Risk
Total	0	0
Australia | Loans at amortized cost
Financial Risk
Total	0	0
Australia | Loan commitments and financial guarantee contracts
Financial Risk
Total	0	0
Belgium | Loans at amortized cost
Financial Risk
Total	14,223	25,362
Belgium | Loan commitments and financial guarantee contracts
Financial Risk
Total	0	0
Bolivia | Loans at amortized cost
Financial Risk
Total	0	0
Bolivia | Loan commitments and financial guarantee contracts
Financial Risk
Total	4,270	3,759
Brazil | Loans at amortized cost
Financial Risk
Total	1,008,633	980,205
Brazil | Loan commitments and financial guarantee contracts
Financial Risk
Total	83,932	54,907
Canada | Loans at amortized cost
Financial Risk
Total	22,599	0
Canada | Loan commitments and financial guarantee contracts
Financial Risk
Total	24,996	0
Chile | Loans at amortized cost
Financial Risk
Total	454,885	416,714
Chile | Loan commitments and financial guarantee contracts
Financial Risk
Total	16,423	44,846
Colombia | Loans at amortized cost
Financial Risk
Total	938,897	702,409
Colombia | Loan commitments and financial guarantee contracts
Financial Risk
Total	67,545	54,333
Korea | Loans at amortized cost
Financial Risk
Total	0	0
Korea | Loan commitments and financial guarantee contracts
Financial Risk
Total	0	0
Costa Rica | Loans at amortized cost
Financial Risk
Total	284,709	260,625
Costa Rica | Loan commitments and financial guarantee contracts
Financial Risk
Total	51,895	56,718
Denmark | Loans at amortized cost
Financial Risk
Total	0	0
Denmark | Loan commitments and financial guarantee contracts
Financial Risk
Total	0	11,880
Dominican Republic | Loans at amortized cost
Financial Risk
Total	637,199	579,918
Dominican Republic | Loan commitments and financial guarantee contracts
Financial Risk
Total	157,986	27,534
Ecuador | Loans at amortized cost
Financial Risk
Total	190,628	110,466
Ecuador | Loan commitments and financial guarantee contracts
Financial Risk
Total	259,597	305,168
El Salvador | Loans at amortized cost
Financial Risk
Total	82,500	30,032
El Salvador | Loan commitments and financial guarantee contracts
Financial Risk
Total	0	0
France | Loans at amortized cost
Financial Risk
Total	27,454	126,929
France | Loan commitments and financial guarantee contracts
Financial Risk
Total	96,249	66,906
Germany | Loans at amortized cost
Financial Risk
Total	0	0
Germany | Loan commitments and financial guarantee contracts
Financial Risk
Total	15,000	10,000
Guatemala | Loans at amortized cost
Financial Risk
Total	704,012	745,837
Guatemala | Loan commitments and financial guarantee contracts
Financial Risk
Total	100,227	67,456
Honduras | Loans at amortized cost
Financial Risk
Total	221,672	176,270
Honduras | Loan commitments and financial guarantee contracts
Financial Risk
Total	975	3,615
Hong Kong | Loans at amortized cost
Financial Risk
Total	15,000	2,800
Hong Kong | Loan commitments and financial guarantee contracts
Financial Risk
Total	0	0
Ireland | Loans at amortized cost
Financial Risk
Total	0	0
Ireland | Loan commitments and financial guarantee contracts
Financial Risk
Total	0	0
Israel | Loans at amortized cost
Financial Risk
Total	0	0
Israel | Loan commitments and financial guarantee contracts
Financial Risk
Total	0	0
Italy | Loans at amortized cost
Financial Risk
Total	0	0
Italy | Loan commitments and financial guarantee contracts
Financial Risk
Total	0	0
Jamaica | Loans at amortized cost
Financial Risk
Total	101,858	14,083
Jamaica | Loan commitments and financial guarantee contracts
Financial Risk
Total	0	0
Japan | Loans at amortized cost
Financial Risk
Total	12,037	14,712
Japan | Loan commitments and financial guarantee contracts
Financial Risk
Total	0	0
Luxembourg | Loans at amortized cost
Financial Risk
Total	89,833	114,557
Luxembourg | Loan commitments and financial guarantee contracts
Financial Risk
Total	0	0
Mexico | Loans at amortized cost
Financial Risk
Total	838,495	823,028
Mexico | Loan commitments and financial guarantee contracts
Financial Risk
Total	83,561	69,080
Netherlands | Loans at amortized cost
Financial Risk
Total	0	0
Netherlands | Loan commitments and financial guarantee contracts
Financial Risk
Total	800	0
Norway | Loans at amortized cost
Financial Risk
Total	0	0
Norway | Loan commitments and financial guarantee contracts
Financial Risk
Total	0	0
Panama | Loans at amortized cost
Financial Risk
Total	374,364	533,452
Panama | Loan commitments and financial guarantee contracts
Financial Risk
Total	29,301	19,240
Paraguay | Loans at amortized cost
Financial Risk
Total	186,426	151,287
Paraguay | Loan commitments and financial guarantee contracts
Financial Risk
Total	230	3,430
Peru | Loans at amortized cost
Financial Risk
Total	536,236	478,998
Peru | Loan commitments and financial guarantee contracts
Financial Risk
Total	223,460	114,941
Singapore | Loans at amortized cost
Financial Risk
Total	145,807	152,208
Singapore | Loan commitments and financial guarantee contracts
Financial Risk
Total	7,057	24,333
Trinidad and Tobago | Loans at amortized cost
Financial Risk
Total	132,783	128,846
Trinidad and Tobago | Loan commitments and financial guarantee contracts
Financial Risk
Total	0	0
United States of America | Loans at amortized cost
Financial Risk
Total	74,139	53,463
United States of America | Loan commitments and financial guarantee contracts
Financial Risk
Total	0	3,349
United Kingdom | Loans at amortized cost
Financial Risk
Total	37,314	51,221
United Kingdom | Loan commitments and financial guarantee contracts
Financial Risk
Total	0	0
Uruguay | Loans at amortized cost
Financial Risk
Total	11,600	34,000
Uruguay | Loan commitments and financial guarantee contracts
Financial Risk
Total	101,630	1,224
Multilateral | Loans at amortized cost
Financial Risk
Total	0	0
Multilateral | Loan commitments and financial guarantee contracts
Financial Risk
Total	0	0
1 - 4 | Loans at amortized cost
Financial Risk
Total	2,893,562	2,864,685
1 - 4 | Loan commitments and financial guarantee contracts
Financial Risk
Total	621,339	336,519
5 - 6 | Loans at amortized cost
Financial Risk
Total	3,918,848	3,696,527
5 - 6 | Loan commitments and financial guarantee contracts
Financial Risk
Total	443,791	301,031
7-8 | Loans at amortized cost
Financial Risk
Total	373,050	191,701
7-8 | Loan commitments and financial guarantee contracts
Financial Risk
Total	260,004	305,169
10 | Loans at amortized cost
Financial Risk
Total	10,107	10,107
10 | Loan commitments and financial guarantee contracts
Financial Risk
Total	0	0
At amortized cost
Financial Risk
Total	999,544	941,971
At amortized cost | Argentina
Financial Risk
Total	0	0
At amortized cost | Australia
Financial Risk
Total	4,803	9,628
At amortized cost | Belgium
Financial Risk
Total	0	0
At amortized cost | Bolivia
Financial Risk
Total	0	0
At amortized cost | Brazil
Financial Risk
Total	31,009	69,501
At amortized cost | Canada
Financial Risk
Total	38,508	13,503
At amortized cost | Chile
Financial Risk
Total	79,495	112,586
At amortized cost | Colombia
Financial Risk
Total	23,837	54,484
At amortized cost | Korea
Financial Risk
Total	1,839	0
At amortized cost | Costa Rica
Financial Risk
Total	7,988	9,926
At amortized cost | Denmark
Financial Risk
Total	0	0
At amortized cost | Dominican Republic
Financial Risk
Total	4,705	4,828
At amortized cost | Ecuador
Financial Risk
Total	0	0
At amortized cost | El Salvador
Financial Risk
Total	0	0
At amortized cost | France
Financial Risk
Total	0	0
At amortized cost | Germany
Financial Risk
Total	14,750	0
At amortized cost | Guatemala
Financial Risk
Total	0	0
At amortized cost | Honduras
Financial Risk
Total	0	0
At amortized cost | Hong Kong
Financial Risk
Total	0	0
At amortized cost | Ireland
Financial Risk
Total	14,976	9,579
At amortized cost | Israel
Financial Risk
Total	4,788	4,880
At amortized cost | Italy
Financial Risk
Total	14,660	0
At amortized cost | Jamaica
Financial Risk
Total	0	0
At amortized cost | Japan
Financial Risk
Total	38,548	4,353
At amortized cost | Luxembourg
Financial Risk
Total	0	0
At amortized cost | Mexico
Financial Risk
Total	62,229	100,870
At amortized cost | Netherlands
Financial Risk
Total	0	0
At amortized cost | Norway
Financial Risk
Total	9,838	0
At amortized cost | Panama
Financial Risk
Total	33,977	29,065
At amortized cost | Paraguay
Financial Risk
Total	0	0
At amortized cost | Peru
Financial Risk
Total	30,635	60,575
At amortized cost | Singapore
Financial Risk
Total	0	0
At amortized cost | Trinidad and Tobago
Financial Risk
Total	0	0
At amortized cost | United States of America
Financial Risk
Total	539,727	458,193
At amortized cost | United Kingdom
Financial Risk
Total	43,232	0
At amortized cost | Uruguay
Financial Risk
Total	0	0
At amortized cost | Multilateral
Financial Risk
Total	0	0
At amortized cost | 1 - 4
Financial Risk
Total	913,524	736,139
At amortized cost | 5 - 6
Financial Risk
Total	86,020	200,837
At amortized cost | 7-8
Financial Risk
Total	0	4,995
At amortized cost | 10
Financial Risk
Total	0	0
Securities at amortized cost
Financial Risk
Total	11,824	77,972
Securities at amortized cost | Argentina
Financial Risk
Total	0	0
Securities at amortized cost | Australia
Financial Risk
Total	0	0
Securities at amortized cost | Belgium
Financial Risk
Total	0	0
Securities at amortized cost | Bolivia
Financial Risk
Total	0	0
Securities at amortized cost | Brazil
Financial Risk
Total	0	0
Securities at amortized cost | Canada
Financial Risk
Total	0	0
Securities at amortized cost | Chile
Financial Risk
Total	0	0
Securities at amortized cost | Colombia
Financial Risk
Total	0	0
Securities at amortized cost | Korea
Financial Risk
Total	0	0
Securities at amortized cost | Costa Rica
Financial Risk
Total	0	0
Securities at amortized cost | Denmark
Financial Risk
Total	0	0
Securities at amortized cost | Dominican Republic
Financial Risk
Total	0	0
Securities at amortized cost | Ecuador
Financial Risk
Total	0	0
Securities at amortized cost | El Salvador
Financial Risk
Total	0	0
Securities at amortized cost | France
Financial Risk
Total	0	0
Securities at amortized cost | Germany
Financial Risk
Total	0	0
Securities at amortized cost | Guatemala
Financial Risk
Total	0	0
Securities at amortized cost | Honduras
Financial Risk
Total	0	0
Securities at amortized cost | Hong Kong
Financial Risk
Total	0	0
Securities at amortized cost | Ireland
Financial Risk
Total	0	0
Securities at amortized cost | Israel
Financial Risk
Total	0	0
Securities at amortized cost | Italy
Financial Risk
Total	0	0
Securities at amortized cost | Jamaica
Financial Risk
Total	0	0
Securities at amortized cost | Japan
Financial Risk
Total	0	0
Securities at amortized cost | Luxembourg
Financial Risk
Total	0	0
Securities at amortized cost | Mexico
Financial Risk
Total	0	0
Securities at amortized cost | Netherlands
Financial Risk
Total	0	0
Securities at amortized cost | Norway
Financial Risk
Total	0	0
Securities at amortized cost | Panama
Financial Risk
Total	0	0
Securities at amortized cost | Paraguay
Financial Risk
Total	0	0
Securities at amortized cost | Peru
Financial Risk
Total	0	0
Securities at amortized cost | Singapore
Financial Risk
Total	0	0
Securities at amortized cost | Trinidad and Tobago
Financial Risk
Total	0	0
Securities at amortized cost | United States of America
Financial Risk
Total	0	43,464
Securities at amortized cost | United Kingdom
Financial Risk
Total	0	0
Securities at amortized cost | Uruguay
Financial Risk
Total	0	0
Securities at amortized cost | Multilateral
Financial Risk
Total	11,824	34,508
Securities at amortized cost | 1 - 4
Financial Risk
Total	11,824	77,972
Securities at amortized cost | 5 - 6
Financial Risk
Total	0	0
Securities at amortized cost | 7-8
Financial Risk
Total	0	0
Securities at amortized cost | 10
Financial Risk
Total	0	0
Carrying amount - principal | Loans at amortized cost
Financial Risk
Total	7,195,567	6,763,020
Carrying amount - principal | Loan commitments and financial guarantee contracts
Financial Risk
Total	261,428	163,345
Carrying amount - principal | At amortized cost
Financial Risk
Total	999,544	941,971
Carrying amount - principal | Securities at amortized cost
Financial Risk
Total	11,824	77,972
Amount committed/guaranteed | Loans at amortized cost
Financial Risk
Total	0	0
Amount committed/guaranteed | Loan commitments and financial guarantee contracts
Financial Risk
Total	1,063,706	779,374
Amount committed/guaranteed | At amortized cost
Financial Risk
Total	0	0
Amount committed/guaranteed | Securities at amortized cost
Financial Risk
Total	$ 0	$ 0